Share-Based Payments - SOP (Details) - SOP	12 Months Ended
Dec. 31, 2017 EUR (€) item
SHARE-BASED PAYMENTS
Period over which grant-base value is based on	5 days
Vesting period	3 years
Number exercise dates each year | item	11
Number exercise date each month | item	1
Term of grant	6 years
Exercise price as percent to grant base value	110.00%
Monetary benefits cap as a percent of the exercise price	100.00%
2010 Tranches
SHARE-BASED PAYMENTS
Exercise price	€ 39.03
2011 Tranches
SHARE-BASED PAYMENTS
Exercise price	46.23
2012 Tranches
SHARE-BASED PAYMENTS
Exercise price	49.28
2013 Tranches
SHARE-BASED PAYMENTS
Exercise price	59.85
2014 Tranches
SHARE-BASED PAYMENTS
Exercise price	60.96
2015 Tranches
SHARE-BASED PAYMENTS
Exercise price	€ 72.18
Executive Board
SHARE-BASED PAYMENTS
Vesting period	4 years
Term of grant	7 years
Exercise price as percent to grant base value	115.00%
Monetary benefits cap as a percent of the exercise price	150.00%
Executive Board | 2010 Tranches
SHARE-BASED PAYMENTS
Exercise price	€ 40.80
Executive Board | 2011 Tranches
SHARE-BASED PAYMENTS
Exercise price	€ 48.33